Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Interest Rate Derivatives	The following table reflects the Company’s derivative positions as of December 31, 2022 for interest rate swaps which qualify as cash flow hedges for accounting purposes:

			Weighted Average Rate
	Notional Amount	Weighted Average Maturity	Current Rate Paid	Receive Fixed Swap Rate	Fair Value (1)
	(In thousands)	(In Years)			(In thousands)
Interest rate swaps on loans	$2,400,000	4.57	4.07%	3.02%	$(2,401)
Total	$2,400,000				$(2,401)
(1)The fair value included a net accrued interest payable balance of $1.5 million as of December 31, 2022. In addition, the fair value includes netting adjustments which represent the amounts recorded to convert derivative assets and liabilities cleared through the CME from a gross basis to a net basis in accordance with applicable accounting guidance.

Summary of Pre-tax Impact of Terminated Cash Flow Hedged on AOCI
The following table presents the pre-tax impact of terminated cash flow hedges on AOCI for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(In thousands)
Unrealized gains on terminated hedges included in AOCI — January 1	$10,239	$41,473	$—
Unrealized gains on terminated hedges arising during the period	—	—	57,362
Reclassification adjustments for amortization of unrealized (gains) into net interest income	(10,193)	(31,234)	(15,889)
Unrealized gains on terminated hedges included in AOCI — December 31	$46	$10,239	$41,473

Derivatives Not Designated as Hedging Instruments
The following tables present the Company’s customer-related derivative positions as of the dates indicated below for those derivatives not designated as hedging:

	As of December 31, 2022
	Number of Positions	Total Notional
	(Dollars in thousands)
Interest rate swaps	382	$2,404,003
Risk participation agreements	63	241,029
Foreign exchange contracts:
Matched commercial customer book	32	7,877
Foreign currency loan	5	13,948

	As of December 31, 2021
	Number of Positions	Total Notional
	(Dollars in thousands)
Interest rate swaps	494	$3,009,150
Risk participation agreements	64	238,772
Foreign exchange contracts:
Matched commercial customer book	72	7,922
Foreign currency loan	6	10,830

Schedule of Derivative Financial Instruments
The table below presents the fair value of the Company’s derivative financial instruments, as well as their classification on the Consolidated Balance Sheets for the periods indicated:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value at December 31, 2022	Fair Value at December 31, 2021	Balance Sheet Location	Fair Value at December 31, 2022	Fair Value at December 31, 2021
	(In thousands)
Derivatives designated as hedging instruments
Interest rate swaps	Other assets	$16	$—	Other liabilities	$2,417	$—
Derivatives not designated as hedging instruments
Customer-related positions:
Interest rate swaps	Other assets	$23,567	$64,338	Other liabilities	$78,577	$17,880
Risk participation agreements	Other assets	78	315	Other liabilities	130	580
Foreign currency exchange contracts — matched customer book	Other assets	198	61	Other liabilities	205	46
Foreign currency exchange contracts — foreign currency loan	Other assets	2	—	Other liabilities	93	87
		$23,845	$64,714		$79,005	$18,593
Total		$23,861	$64,714		$81,422	$18,593

Schedule of Derivative Financial Instruments On The Consolidated Income Statements
The table below presents the net effect of the Company’s derivative financial instruments on the Consolidated Statements of Income as well as the effect of the Company’s derivative financial instruments included in other comprehensive income (“OCI”) as follows:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Derivatives designated as hedges:
Gain in OCI on derivatives	$(69,010)	$—	$46,871
Gain reclassified from OCI into interest income (effective portion)	$9,580	$31,234	$27,131
Gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness test)
Interest income	$—	$—	$—
Other income	—	—	—
Total	$—	$—	$—
Derivatives not designated as hedges:
Customer-related positions:
Gain (loss) recognized in interest rate swap income	$4,324	$4,962	$(3,812)
Gain (loss) recognized in interest rate swap income for risk participation agreements	213	243	(384)
Gain (loss) recognized in other income for foreign currency exchange contracts:
Matched commercial customer book	(22)	1	(28)
Foreign currency loan	(4)	(27)	143
Total gain (loss) for derivatives not designated as hedges	$4,511	$5,179	$(4,081)